Revenue - Summary of Accounts Receivable Billed and Unbilled and Deferred Revenue (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Accounts receivable - billed (net of allowance for credit losses of $26,169 and $32,638 as of September 30, 2025 and 2024, respectively)	$ 589,781	$ 665,740
Accounts receivable — unbilled (current)	345,970	362,617
Accounts receivable - unbilled (non-current)	104,200	75,050
Total Accounts receivable — unbilled	450,170	437,667
Deferred revenue (current)	(118,861)	(115,247)
Deferred revenue (non-current)	(9,889)	(836)
Total Deferred revenue	$ (128,750)	$ (116,083)